UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of

The Securities Exchange Act of 1934

For the monthly distribution period from July 1, 2009 to July 31, 2009

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware	51-0020270
(State or jurisdiction of Incorporation or organization of the issuing entity)	(IRS Employer Indentification Number)

c/o Discover Bank
12 Read's Way
New Castle, Delaware	19720

(Address of principal executive offices of the issuing entity )	(Zip Code)

(302) 323-7315
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Delay of Commencement of Accumulation Period: On July 31, 2009, pursuant to the Amended and Restated Pooling and Servicing Agreement, dated as of November 3, 2004, as amended, by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the "Pooling and Servicing Agreement") and the applicable series supplement thereto, the commencement of the Accumulation Period (as defined in the applicable series supplement to the Pooling and Servicing Agreement) for Series 2003-3, which was scheduled to commence on September 1, 2009 (the first day of the Due Period related to the October 2009 Distribution Date), was delayed until December 1, 2009 (the first day of the Due Period related to the January 2010 Distribution Date).

Monthly Performance Data:

Pool and performance data with respect to the receivables that comprise the assets of the Discover Card Master Trust I (the "Master Trust") and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 1996-4:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B) Series 2003-3:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2003-3, which is attached as Exhibit 99(b) hereto.

(C) Series 2003-4, Subseries 2:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 99(c) hereto.

(D) Series 2004-2, Subseries 2:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2004-2, Subseries 2, which is attached as Exhibit 99(d) hereto.

(E) Series 2005-2:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2005-2, which is attached as Exhibit 99(e) hereto.

(F) Series 2005-4, Subseries 1:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 99(f) hereto.

(G) Series 2005-4, Subseries 2:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(g) hereto.

(H) Series 2006-1, Subseries 2:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(h) hereto.

(I) Series 2006-2, Subseries 1:

On August 17, 2009, the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2006-2, Subseries 1, which is attached as Exhibit 99(i) hereto. August 17, 2009 is also the date on which holders of Class B Certificates received final payment of principal and interest (holders of the Class A Certificates received final payment of principal and interest on July 15, 2009). Accordingly, Series 2006-2, Subseries 1 terminated after the final payment on August 17, 2009 and no further Monthly Certificateholders' Statements will be forwarded to Certificateholders of this Series.

(J) Series 2006-2, Subseries 2:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(j) hereto.

(K) Series 2006-2, Subseries 3:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(k) hereto.

(L) Series 2006-3:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2006-3, which is attached as Exhibit 99(l) hereto.

(M) Series 2007-1:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2007-1, which is attached as Exhibit 99(m) hereto.

(N) Series 2007-2:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2007-2, which is attached as Exhibit 99(n) hereto.

(O) Series 2007-3, Subseries 1:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2007-3, Subseries 1, which is attached as Exhibit 99(o) hereto.

(P) Series 2007-3, Subseries 2:

On August 17, 2009 the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(p) hereto.

Series 2007-CC Collateral Certificate:

On August 17, 2009, the Registrant made available the Monthly Certificateholders' Statement for July 2009 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on August 17, 2009 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds

Increase of Series Investor Interest for Series 2007-CC

On July 2, 2009, the Note Issuance Trust issued the DiscoverSeries Class D(2009-1) Notes. The initial principal amount was $598,903,743, which amount may be increased or decreased from time to time and will be reflected on the books and records of U.S. Bank National Association (the “Indenture Trustee”). Additionally, on July 13, 2009, the Note Issuance Trust increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes in the amount of $104,278,075, resulting in an initial dollar principal amount of the Class D(2009-1) Notes of $703,181,818, which is supported by the Series 2007-CC Collateral Certificate (the “Collateral Certificate”) issued by the Master Trust pursuant to the Pooling and Servicing Agreement and Series Supplement for Series 2007-CC, dated as of July 26, 2007, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the “Series 2007-CC Supplement”) and held by the Note Issuance Trust. Pursuant to the Series 2007-CC Supplement, Discover Bank transferred to the Note Issuance Trust an additional $703,181,818 fractional undivided interest in the assets of the Master Trust as represented by an increase in the series investor interest for the Collateral Certificate. The Class D(2009-1) Notes were privately offered and issued in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Note Issuance Trust paid the proceeds of each issuance to Discover Bank in exchange for additional fractional undivided interests.

On July 14, 2009, the Note Issuance Trust issued $1,500,000,000 principal amount of the DiscoverSeries Class A(2009-1) Notes, which is supported by the Collateral Certificate issued by the Master Trust pursuant to the Pooling and Servicing Agreement and the Series 2007-CC Supplement and held by the Note Issuance Trust. Pursuant to the Series 2007-CC Supplement, Discover Bank transferred to the Note Issuance Trust an additional $1,500,000,000 fractional undivided interest in the assets of the Master Trust as represented by an increase in the series investor interest for the Collateral Certificate. The Note Issuance Trust paid the proceeds of the issuance to Discover Bank in exchange for such additional fractional undivided interest.

Additional information regarding the Collateral Certificate and the Class A and Class D notes of the DiscoverSeries has been previously disclosed in the prospectus (the “Prospectus”), dated June 29, 2009, and the prospectus supplement thereto, dated July 1, 2009 (the "Prospectus Supplement"), each previously filed by us with the Securities and Exchange Commission on July 7, 2009 (file numbers 333-141703, 333-141703-01 and 333-141703-02).

Series 2007-CC shall not be subordinated in right of payment to any other series or subseries, and no other series or subseries shall be subordinated in right of payment to Series 2007-CC.

The Master Trust allocates collections and interchange, if applicable, among each series including Series 2007-CC, based on each series’ investor interest in receivables. For Series 2007-CC, the investor interest in receivables will reflect the aggregate nominal liquidation amount of the notes issued by the Note Issuance Trust. Increases and decreases of the aggregate nominal liquidation amount of such notes during the relevant monthly distribution period are described in the Asset-Backed Issuer Distribution Report on Form 10-D filed by Discover Card Execution Note Trust on August 17, 2009. The Master Trust also allocates receivables that Discover Bank has charged-off as uncollectible to each series or subseries based on the investor interest in receivables. Each series supplement to the Pooling and Servicing Agreement, including the Series 2007-CC Supplement, will specify the percentages of collections, interchange, if applicable, and charged-off receivables that are allocated to the series at each point in time. These percentages vary based on a number of factors, including whether the Master Trust or the Note Issuance Trust, as applicable, has started to pay principal to investors or an amortization event, early redemption event or event of default has occurred and is continuing. These percentages may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. When Discover Bank charges off a receivable as uncollectible, it reduces the amount of principal receivables in the Master Trust, and allocates a portion of the amount charged-off against the investor interest in receivables represented by each certificate, including an allocation to the Collateral Certificate based on the series charge-off percentage for Series 2007-CC. Finance charge collections (including recoveries on charged-off accounts), interchange, investment income and principal collections allocated by the Master Trust are used or allocated by the Note Issuance Trust pursuant to the indenture and applicable indenture supplement and terms document, as previously disclosed in the Prospectus.

Series 2009-CE

On July 24, 2009, Discover Bank sold $996,740,526 of the Series 2009-CE Certificates of Discover Card Master Trust I (the “Series 2009-CE Certificates”) pursuant to Section 6.06 of the Pooling and Servicing Agreement and the Series Supplement for Series 2009-CE (the "Series 2009-CE Supplement"), dated as of July 24, 2009, between Discover Bank as Master Servicer, Servicer and Seller and U.S.Bank National Association as Trustee. Series 2009-CE has been established to provide a specific amount of credit enhancement to each Master Trust series or subseries, other than Series 2007-CC, and will make certain collections and interchange as specified in the Series 2007-CE Supplement available to these other Master Trust series. Series 2009-CE will constitute a "Subordinate Series" with respect to each eligible Master Trust series and will make certain collections and interchange available to each eligible Master Trust series for use in the cash flow provisions of Section 9 of their respective series supplements. The principal amount of the Series 2009-CE Certificates will decrease over time, as related Master Trust series mature, and will be reflected on the books and records of U.S. Bank National Association, as Trustee. The Series 2009-CE Certificates were privately offered and issued in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Series 2009-CE Certificates were sold at par value for cash, with no applicable underwriting discounts or commissions.

The Master Trust allocates collections and interchange among the series, including Series 2009-CE, based on each series' investor interest in receivables. The Master Trust also allocates receivables that Discover Bank has charged-off as uncollectible to each series based on the investor interest in the receivables. Each series supplement to the Pooling and Servicing Agreement, including the Series 2009-CE Supplement, will specify the percentage of collections, interchange, if applicable, and charged-off receivables that are allocated to the series at each point in time. These percentages vary based on a number of factors, including whether the Master Trust or the Note Issuance Trust, as applicable, has started to pay principal to investors of any series or an amortization event, early redemption event or event of default has occurred and is continuing. These percentages may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. When Discover Bank charges off a receivable as uncollectible, it reduces the amount of principal receivables in the Master Trust, and allocates a portion of the amount charged-off against the investor interest in receivables represented by each certificate, including an allocation to the Series 2009-CE Certificates based on the class percentage of charged-off receivables for Series 2009-CE. The Master Trust generally uses finance charge collections (including recoveries on charged-off accounts), interchange, investment income and subordinate series collections, if applicable, to pay interest, servicing fees and to reimburse certificateholders and Note Issuance Trust noteholders, as applicable, for charged-off receivables allocated to them. The Master Trust generally uses principal collections to either pay principal to investors or to pay Discover Bank in exchange for new receivables that cardmembers have generated on the accounts that are part of the Master Trust.

In general, the Master Trust will use each series’ or subseries’ share of collections, other income and subordinate series collections, if applicable, to make required payments to investors, to pay its servicing fees and to reimburse its share of charged-off amounts. The subordinate series (including Series 2009-CE) will use its share of collections to pay its servicing fees and then to make remaining collections available to eligible Master Trust series or subseries on a pro rata basis, based on each Master Trust series' or subseries' current available subordinated amount pursuant to the Series 2009-CE Supplement. Collections for Series 2009-CE that are not used by eligible Master Trust series or subseries will be retained by Series 2009-CE and applied to principal payments, reinvestments in new receivables, or reimbursement of charge-offs or prior losses, as applicable, in accordance with the cash flows for Series 2009-CE. If Series 2009-CE has more collections and other income than it needs in any month, the Master Trust may make the excess collections and other income available to other series or subseries so that those series or subseries may make their payments. If Series 2009-CE does not have enough collections and other income in any month, the Master Trust may use excess collections and other income, available from other series or subseries to make payments for Series 2009-CE.

Item 8. Other Information Addition of Interchange to all legacy Series

On July 31, 2009, as permitted by, and pursuant to, the Pooling and Servicing Agreement, Discover Bank caused the Master Trust to begin to allocate to Series 1996-4, Series 2003-3 and Series 2003-4, Subseries 2 their proportionate share of the interchange allocated to the Master Trust. The corresponding amendments to series supplements and the Pooling and Servicing Agreement eliminated the difference between the monthly group excess spread levels and interchange sub-group excess spread levels reported on August 17, 2009 and will eliminate the difference in three-month average group excess spread levels and interchange sub-group excess spread levels reported for the October 15, 2009 distribution date.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.	Exhibits
Exhibit No.		Description
99(a)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 1996-4.
99(b)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2003-3.
99(c)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2003-4, Subseries 2.
99(d)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2004-2, Subseries 2.
99(e)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2005-2.
99(f)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2005-4, Subseries 1.
99(g)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2005-4, Subseries 2.
99(h)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2006-1, Subseries 2.
99(i)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2006-2, Subseries 1.
99(j)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2006-2, Subseries 2.
99(k)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2006-2, Subseries 3.
99(l)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2006-3.
99(m)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2007-1.
99(n)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2007-2.
99(o)		Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2007-3, Subseries 1.

99(p)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2009, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK (Depositor)

/S/ Michael F. Rickert ___________________________________ Michael F. Rickert Vice President, Chief Financial Officer and Treasurer

Date: August 17, 2009

EXHIBIT INDEX
Exhibit No.	Description

99(a)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 1996-4.

99(b)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2003-3.

99(c)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2003-4, Subseries 2.

99(d)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2004-2, Subseries 2.

99(e)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2005-2.

99(f)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2005-4, Subseries 1.

99(g)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2005-4, Subseries 2.

99(h)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2006-1, Subseries 2.

99(i)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2006-2, Subseries 1.

99(j)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2006-2, Subseries 2.

99(k)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2006-2, Subseries 3.

99(l)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2006-3.

99(m)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2007-1.

99(n)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2007-2.

99(o)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2007-3, Subseries 1.

99(p)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2009, for Series 2007-3, Subseries 2.